Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 33,636
Relationship	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares
Note	Prepaid royalty fee
EG BioMed [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 291,540
Relationship	The Company’s CEO, the director of the Company, holds 45.3% of the shares of EG BioMed
Note	Prepayment of research and development expenses and other expenses
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 350,400
Relationship	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares
Note	Trade payables due to the Company, interest free and payment on demand.
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 420,429
Relationship	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares
Note	Research and development expenses payable
EG Bio USA [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 48,471
Relationship	EG Bio USA is a wholly owned subsidiary of EG BioMed
Note	Service charge for laboratory payable
EG BioMed [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 37,086
Relationship		The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note		Research and development expenses payable
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 1,445,868
Relationship	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global
Note	Research and development expenses
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 1,880,523
Relationship	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global
Note	Sales of products to the Company
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 2,273
Relationship	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global
Note	Royalties
EG BioMed [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 17,003
Relationship	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note	Research and development expenses
EG Bio USA [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 138,471
Relationship	EG Bio USA is a wholly-owned subsidiary of EG BioMed
Note	Service charge for laboratory
Ji Yan Biomedical Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 1,358
Relationship	The Company’s CEO, the director of Company, holds 75.94% of the shares of Ji Yan Biomedical Co., Ltd
Note	Sales by the Company
The Company’s CEO [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 455,887
Relationship		Company director and major shareholder
Note		On August 31,2024, the Company issued 77,269 common shares with the par value of $0.10 each at $6.00 per shares to The Company’s CEO to Settle the amount due to The Company’s CEO. It represented the share capital of $7,727and the additional paid in capital of $455,887.
EG BioMed [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 1,848,000
Relationship		The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note		Granting of EG BioMed Patent to the Company
EG BioMed [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 37,937
Relationship		The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note		Research and development expenses
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 952,381
Relationship		The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global
Note		Granting of 3D Global Patent to the Company
3D Global [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 453,416
Relationship		The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global
Note		Research and development expenses